Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Payables and Other Current Liabilities

	At December 31,
	2021	2022	2023
	(in thousands)
Trade payables	$13,916	$9,342	$16,281
Other current liabilities:
Employees and social debts	7,987	7,497	7,383
Provisions	—	77	—
Others	1,193	781	1,516
Total other current liabilities	$9,180	$8,355	$8,899
Contract liabilities:
License and development services agreements (See Note 19)	8,201	5,774	5,485
Deferred revenue	476	190	367
	$8,677	$5,964	$5,852